CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD CAD in Millions	Total Enbridge Inc. shareholders' equity	Preference shares	Common shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss (Note 9)	Reciprocal shareholding	Noncontrolling interests	Comprehensive income/(loss)	Total
Balance at Dec. 31, 2013		CAD 5,141	CAD 5,744	CAD 746	CAD 2,550	CAD (599)	CAD (86)	CAD 4,014
Increase (Decrease) in Stockholders' Equity
Shares issued		762	388
Dividend reinvestment and share purchase plan			212
Stock-based compensation				19
Options exercised			30	(8)
Dilution gains and other				(4)
Earnings attributable to Enbridge Inc.					1,260					CAD 1,260
Preference share dividends					(114)
Common share dividends declared					(584)
Dividends paid to reciprocal shareholder					9
Redemption value adjustment attributable to redeemable noncontrolling interests					(230)
Other comprehensive income/(loss) attributable to Enbridge Inc. common shareholders						(287)
Earnings/(loss) attributable to noncontrolling interests								61	CAD 61
Change in unrealized loss on cash flow hedges								(133)	(133)
Change in foreign currency translation adjustment								24	24
Reclassification to earnings of realized cash flow hedges								16	16
Reclassification to earnings of unrealized cash flow hedges								8	8
Other comprehensive income/(loss) attributable to noncontrolling interests, net of tax								(85)	(85)
Comprehensive loss attributable to noncontrolling interests								(24)	(24)
Distributions								(260)
Contributions								81
Other								(4)
Dividends paid per common share (in Canadian dollars per share)										CAD 0.70
Balance at Jun. 30, 2014	CAD 14,949	5,903	6,374	753	2,891	(886)	(86)	3,807		CAD 18,756
Balance at Dec. 31, 2014		6,515	6,669	2,549	1,571	(435)	(83)	2,015		18,801
Increase (Decrease) in Stockholders' Equity
Dividend reinvestment and share purchase plan			316
Stock-based compensation				23
Options exercised			54	(14)
Dilution gains and other				34
Earnings attributable to Enbridge Inc.					336					CAD 336
Preference share dividends					(142)
Common share dividends declared					(795)
Dividends paid to reciprocal shareholder					11
Redemption value adjustment attributable to redeemable noncontrolling interests					312
Other comprehensive income/(loss) attributable to Enbridge Inc. common shareholders						648
Earnings/(loss) attributable to noncontrolling interests								(149)	(149)
Change in unrealized loss on cash flow hedges								(16)	(16)
Change in foreign currency translation adjustment								123	123
Reclassification to earnings of realized cash flow hedges								(9)	(9)
Reclassification to earnings of unrealized cash flow hedges								(26)	(26)
Other comprehensive income/(loss) attributable to noncontrolling interests, net of tax								72	72
Comprehensive loss attributable to noncontrolling interests								(77)	CAD (77)
Distributions								(324)
Contributions								579
Dilution loss								(53)
Drop down of interest to Enbridge Energy Partners, L.P. (Note 10)				218				(304)
Other								(5)
Dividends paid per common share (in Canadian dollars per share)										CAD 0.93
Balance at Jun. 30, 2015	CAD 17,787	CAD 6,515	CAD 7,039	CAD 2,810	CAD 1,293	CAD 213	CAD (83)	CAD 1,831		CAD 19,618